SEWARD & KISSEL LLP

901 K Street, N.W.

Washington, DC 20001

Telephone: (202) 737-8833

Facsimile: (202) 737-5184

www.sewkis.com

November 28, 2012

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AllianceBernstein Cap Fund, Inc.

File Nos. 2-29901 and 811-01716

Accession No. 0001193125-12-456626

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirror the risk/return summary information in a filing, November 7, 2012, Accession No. 0001193125-12-456626, to the Prospectus, dated November 1, 2012, for the AllianceBernstein Cap Fund (the “Fund”). The purpose of the filing is to submit the Rule 497(c) filing dated November 7, 2012 in interactive data for the Fund.

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Joanne A. Skerrett

Joanne A. Skerrett

Attachment

Index to Exhibits

Exhibit No.	Description of Exhibits

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase